Business Combination - Summary of Revision for Correction of the Error on Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Cash flows from (used in) operating activities [abstract]
Net income		$ 2,375	$ 82,088	$ 82,088	$ 46,977	$ 12,422
Adjustments for:
Income tax expenses		657		7,424	13,189	9,460
Depreciation of property, plant and equipment	$ 300	251	$ 3,800	3,800	2,711	910
Net cash provided by operating activities		(2,890)		24,045	40,502	29,030
Net cash provided by operating activities		$ (1,900)		15,527	$ 30,401	$ 13,223
As Previously Reported
Cash flows from (used in) operating activities [abstract]
Net income				78,707
Adjustments for:
Income tax expenses				6,731
Depreciation of property, plant and equipment				7,874
Net cash provided by operating activities				15,527
Adjustments
Cash flows from (used in) operating activities [abstract]
Net income				3,381
Adjustments for:
Income tax expenses				693
Depreciation of property, plant and equipment				(4,074)
Net cash provided by operating activities				$ 0